UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

                   USAA CALIFORNIA MONEY MARKET FUND




[LOGO OF USAA]
    USAA(R)

                        USAA CALIFORNIA MONEY MARKET Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48463-0208                           (copyright)2008, USAA. All rights reserved.
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USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)


CATEGORIES AND DEFINITIONS
VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.
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USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York, Bear Stearns & Co. Inc., Citibank, N.A., Citigroup, Inc., DEPFA Bank plc, Deutsche Bank, A.G., Dexia Credit Local, JP Morgan Chase & Co., JP Morgan Chase Bank, N.A., Lehman Brothers Holdings, Inc., Merrill Lynch & Co., Inc., Morgan Stanley, U.S. Bank, N.A., Societe Generale, Wachovia Bank, N.A., or Wells Fargo & Co.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Bear Stearns & Co. Inc., California State Teachers' Retirement System, Merrill Lynch & Co. or Morgan Stanley.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD            Community College District
SPEAR          Short Puttable Exempt Adjustable Receipts
USD            Unified School District
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                            of INVESTMENTS (in thousands)


USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (93.3%)

               CALIFORNIA (83.6%)

$    2,195     Apple Valley (LOC - Allied Irish Banks
                    plc)                                   3.43%          9/01/2015        $    2,195
     9,995     Association of Bay Area Governments
                    (INS)(LIQ) (a)                         3.44           8/01/2010             9,995
     2,850     Clovis USD (LIQ)(INS) (a)                   3.57           8/01/2023             2,850
     9,197     Educational Facilities Auth. (LIQ) (a)      3.47          10/01/2037             9,197
     9,020     Golden State Tobacco Securitization Corp.
                    (LIQ)(NBGA) (a)                        3.87           6/01/2027             9,020
     7,000     Golden State Tobacco Securitization Corp.
                    (LIQ)(INS) (a)                         3.54           6/01/2035             7,000
     2,500     Golden State Tobacco Securitization Corp.
                    (LIQ)(INS) (a)                         3.54           6/01/2038             2,500
    11,579     Golden State Tobacco Securitization Corp.
                    (INS)(LIQ)(NBGA) (a)                   3.67           6/01/2045            11,579
    10,750     Golden State Tobacco Securitization Corp.
                    (LIQ)(NBGA) (a)                        3.57           6/01/2047            10,750
    19,900     Golden State Tobacco Securitization Corp.
                    (LIQ)(NBGA) (a)                        3.62           6/01/2047            19,900
     9,195     Golden State Tobacco Securitization Corp.
                    (LIQ)(NBGA) (a)                        3.82           6/01/2047             9,195
     1,825     Hacienda La Puente USD (LOC - Union Bank
                    of California, N.A.)                   3.50          10/01/2009             1,825
       155     Hanford (LOC - Union Bank of California,
                    N.A.)                                  3.50           3/01/2008               155
     4,960     Hanford (LOC - Union Bank of California,
                    N.A.)                                  3.50           4/01/2023             4,960
     1,770     Infrastructure and Economic Development
                    Bank (LIQ)(LOC - Deutsche Bank
                    A.G.) (a)                              3.50           9/01/2037             1,770
    18,000     Irvine USD Communities Facilities
                    District (LIQ)(LOC - State Street
                    Bank and Trust Co.) (a)                3.48           3/01/2012            18,000
     2,690     Lemoore (LOC - Union Bank of California,
                    N.A.)                                  3.51          11/01/2020             2,690
     8,075     Loma Linda (LOC - Union Bank of
                    California, N.A.)                      3.50           6/01/2025             8,075
    10,000     Long Beach Bond Financing Auth.
                    (LIQ)(NBGA) (a)                        3.57          11/15/2033            10,000
    14,190     Long Beach USD (LIQ)(INS) (a)               3.44           2/01/2011            14,190
    10,000     Los Angeles (LOC - California Bank &
                    Trust)                                 3.40           8/01/2021            10,000
    20,375     Los Angeles (INS)(LIQ) (a)                  3.57          11/01/2031            20,375
     7,900     Los Angeles Community Redevelopment
                    Agency (LOC - Wells Fargo Bank,
                    N.A.)                                  3.41          12/01/2008             7,900
     5,550     Los Angeles Department of Water and Power
                    (LIQ)(INS) (a)                         3.49           7/01/2035             5,550
     5,885     Los Angeles USD (INS)(LIQ) (a)              3.54           1/01/2015             5,885
     9,390     Los Angeles USD (INS)(LIQ) (a)              3.44           7/01/2015             9,390
     2,300     Los Angeles USD (INS)(LIQ) (a)              3.44           7/01/2031             2,300
     2,560     Manteca USD (LIQ)(INS) (a)                  3.49           8/01/2036             2,560
     3,250     Merced Irrigation District (LIQ)(INS) (a)   3.53           9/01/2036             3,250
     7,600     Monrovia Redevelopment Agency (NBGA)        3.75          12/01/2014             7,600
     6,785     Montebello Public Financing Auth. (LOC -
                    Union Bank of California, N.A.)        3.50          12/01/2034             6,785
     6,835     Peralta CCD (INS)(LIQ) (a)                  3.56           8/01/2024             6,835
     7,332     Rancho Santiago CCD (LIQ)(INS) (a)          3.47           9/01/2026             7,332

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------
$   13,500     Sacramento City Financing Auth.
                    (LIQ)(INS) (a)                         3.46%         12/01/2030         $  13,500
     5,000     Sacramento County Sanitation Districts
                    Financing Auth. (INS)(LIQ) (a)         3.47          12/01/2035             5,000
     6,000     Sacramento County Sanitation Districts
                    Financing Auth. (LIQ) (a)              3.48          12/01/2035             6,000
     6,970     San Bernardino CCD (LIQ)(INS) (a)           3.49           8/01/2023             6,970
     1,185     San Diego County (LOC - Comerica Bank,
                    N.A.)                                  3.45           1/01/2023             1,185
    25,000     San Diego Public Facilities Financing
                     Auth. (LIQ)(LOC - Citigroup, Inc.)
                    (a)                                    3.48           5/15/2009            25,000
    10,745     San Joaquin Hills Transportation Corridor
                    Agency (LIQ)(INS) (a)                  3.49           1/15/2031            10,745
    10,000     San Jose USD (LIQ)(INS) (a)                 3.46           6/01/2031            10,000
     6,000     San Mateo County CCD (INS)(LIQ) (a)         3.49           9/01/2032             6,000
     5,925     Selma Public Financing Auth. (LOC -
                    Allied Irish Banks plc)                3.43           9/15/2022             5,925
    16,840     Sonoma County Junior College District
                    (LIQ)(INS) (a)                         3.44           8/01/2013            16,840
    15,160     SPEAR (LIQ)(INS) (a)                        3.62           8/01/2036            15,160
     3,605     State (LIQ) (a)                             3.62           2/01/2012             3,605
    11,055     State (LIQ) (a)                             3.62           5/01/2012            11,055
     2,945     State (LIQ) (a)                             3.62           2/01/2015             2,945
     5,270     State (LIQ) (a)                             3.62          11/01/2015             5,270
    19,265     State (LIQ)(NBGA) (a)                       3.82           6/01/2018            19,265
     9,800     State (INS)(LIQ) (a)                        3.46           2/01/2023             9,800
     5,500     State (LIQ)(LOC - Dexia Credit Local) (a)   3.46           2/01/2025             5,500
     7,510     State (LIQ)(NBGA) (a)                       3.82           9/01/2027             7,510
    13,155     State (LIQ)(NBGA) (a)                       3.82          11/01/2037            13,155
     3,900     State Educational Facilities Auth. (LOC -
                    Allied Irish Banks plc)                3.51          12/01/2028             3,900
     5,800     State Infrastructure and Economic
                    Development Bank (LOC - Allied
                    Irish Banks plc)                       3.43          10/01/2027             5,800
     5,000     State Univ. (INS)(LIQ) (a)                  3.52          11/01/2029             5,000
     3,200     Statewide Communities Development Auth.
                    (LOC - SunTrust Bank)                  3.42           6/01/2013             3,200
     4,210     Statewide Communities Development Auth.
                    (LIQ)(LOC - Citigroup, Inc.) (a)       3.52           2/01/2015             4,210
     7,605     Statewide Communities Development Auth.
                    (LOC - Allied Irish Banks plc)         3.36           5/01/2026             7,605
     5,675     Statewide Communities Development Auth.
                    (LOC - SunTrust Bank)                  3.44           4/01/2027             5,675
     7,000     Statewide Communities Development Auth.
                    (LIQ)(LOC - Wells Fargo & Co.) (a)     3.52          10/01/2036             7,000
     6,000     Statewide Communities Development Auth.
                    (LOC - City National Bank)             3.51           8/01/2037             6,000
     5,115     Statewide Communities Development Auth.
                    (LIQ)(LOC - Deutsche Bank A.G.) (a)    3.60           8/01/2037             5,115
     5,000     Statewide Communities Development Auth.
                     (LOC - Allied Irish Banks plc, Bank
                    of New York, and BNP Paribas)          3.38           6/01/2039             5,000
     3,465     Ukiah USD (LIQ)(INS) (a)                    3.46           8/01/2030             3,465
     7,020     West Covina Public Financing Auth. (LOC -
                    Union Bank of California, N.A.)        3.50           5/01/2034             7,020
     5,335     West Covina Public Financing Auth. (LOC -
                    Union Bank of California, N.A.)        3.50           5/01/2034             5,335

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                            of INVESTMENTS (in thousands)
                            (continued)


USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 -----------------------------------------------------------------------------------------------------
$    5,605     Whittier (LOC - Key Bank, N.A.)             3.49%         12/01/2033        $    5,605
                                                                                          ------------
                                                                                              531,968
                                                                                          ------------
               PUERTO RICO (9.7%)

    16,400     Aqueduct and Sewer Auth. (LIQ)(LOC -
                    Citigroup, Inc.) (a)                   3.50          12/27/2008            16,400
     2,220     Commonwealth (INS)(LIQ) (a)                 3.57           7/01/2029             2,220
     4,955     Highways and Transportation Auth.
                    (LIQ)(LOC - Dexia Credit Local) (a)    3.44           7/01/2030             4,955
    10,200     Highways and Transportation Auth.
                    (INS)(LIQ) (a)                         3.55           7/01/2036            10,200
    18,500     Highways and Transportation Auth.
                    (INS)(LIQ) (a)                         3.44           7/01/2041            18,500
     9,073     Public Buildings Auth. (INS)(LIQ) (a)       3.51           7/01/2017             9,073
                                                                                          ------------
                                                                                               61,348
                                                                                          ------------
               Total Variable-Rate Demand Notes (cost: $593,316)                              593,316
                                                                                          ------------


               PUT BONDS (2.9%)

               CALIFORNIA (2.0%)

  10,000       Los Angeles USD (INS)(LIQ) (a)              3.74           7/01/2030            10,000
  2,800        Paramount USD (INS)(LIQ) (a)                3.70           8/01/2015             2,800
                                                                                          ------------
                                                                                               12,800
                                                                                          ------------
               Puerto Rico (0.9%)
  5,500        Industrial, Medical and Environmental
                    Pollution Control Facilities
                    Financing Auth.                        3.95           3/01/2023             5,500
                                                                                          ---------------
               Total Put Bonds (cost: $18,300)                                                 18,300
                                                                                          ------------

               FIXED-RATE INSTRUMENTS (3.5%)
               California (3.5%)
  2,500        Desert CCD                                  3.30 (b)       8/01/2008             2,453
  10,000       Los Angeles                                 4.50           6/30/2008            10,040
  10,000       State                                       4.00           6/30/2008            10,031
                                                                                          ============
               Total Fixed-Rate Instruments(cost: $22,524)                                     22,524
                                                                                          ------------


               TOTAL INVESTMENTS (COST: $634,140)                                       $     634,140
                                                                                          ============

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USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA California Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $636,296,000 at December 31, 2007, and, in
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                            (continued)


USAA CALIFORNIA MONEY MARKET FUND
DECEMBER 31, 2007 (UNAUDITED)


total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.